Impairment - Additional Information (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment charges (reversal), Pre-tax amount	$ 15	$ (122)
Impairment charges, net	$ (15)
Rio Tinto Iron and Titanium Quebec Operations ("RTITQO") | Minerals
Disclosure of impairment loss and reversal of impairment loss [line items]
Expected term of business transformation (in months)	24 months
Effective rate	7.60%
Recoverable amount	$ 1,780
Impairment charges (reversal), Pre-tax amount	122
Impairment charges, net	$ 86